Employee benefits - Narrative (Details) $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) retiree_and_beneficiary	Nov. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Nov. 08, 2016 plan
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			$ 854	$ 840	$ 985
Weighted average duration of pension plans | year			10	10
Recognized remeasurement gains (losses)			$ 20	$ 174	113
Gains (losses) from changes in demographic assumptions			1	10	91
Gains (losses) from changes in financial assumptions			302	(265)	(138)
Gains on plan assets			(283)	429	160
Current service cost			9	9	10
Administrative expense			(33)	(35)	32
Interest cost (income)			29	38
Plan net expense			71	75	141
Payments in respect of settlements			0	0
Gain (loss) on payments of settlements			0	7	7
Exposure to equity markets			2,149	2,802
Exposure to debt instruments			658	616
Exposure to property held			429	403
Expense in relation to contributions to these plans			$ 65	66	62
Period in which settlement is to be paid			17 years
Expected annual payments			$ 4
PIUMPF
Disclosure of net defined benefit liability (asset) [line items]
Multiemployer plan, settlement				88
Period in which settlement is to be paid			20 years
Liability of the present value of future payments			$ 56	61
Other multi-employer plans
Disclosure of net defined benefit liability (asset) [line items]
Liability of the present value of future payments			8
Post-employment medical benefits
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			94	106	105
Expected contributions in the next 12 months			6
Recognized remeasurement gains (losses)			11	(2)	5
Gains (losses) from changes in demographic assumptions			4	6	7
Gains (losses) from changes in financial assumptions			7	(8)	2
Current service cost			1	1	1
Interest cost (income)			4	4	4
Plan net expense			$ 5	$ 5	$ 5
Weighted average healthcare cost trend rate			8.20%	7.20%	7.00%
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			$ 4,363	$ 4,830	$ 5,076
Recognized remeasurement gains (losses)			303	(255)
Gains (losses) from changes in demographic assumptions			1	10
Gains (losses) from changes in financial assumptions			302	(265)
Gains on plan assets			0	0
Current service cost			9	9
Administrative expense			0	0
Interest cost (income)			168	198	206
Plan net expense			177	200
Payments in respect of settlements			299	691
Gain (loss) on payments of settlements			0	7
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			(3,509)	(3,990)	(4,091)
Recognized remeasurement gains (losses)			(283)	429
Gains (losses) from changes in demographic assumptions			0	0
Gains (losses) from changes in financial assumptions			0	0
Gains on plan assets			(283)	429
Current service cost			0	0
Administrative expense			(33)	(35)
Interest cost (income)			(139)	(160)	(165)
Plan net expense			(106)	(125)
Payments in respect of settlements			(299)	(691)
Gain (loss) on payments of settlements			$ 0	$ 0
Pactiv Retirement Plan
Disclosure of net defined benefit liability (asset) [line items]
Percentage of present value of pension plan obligations			97.00%	96.00%
Pension (assets) and liabilities			$ 795	$ 764
Expected contributions in the next 12 months			0
Plan net expense			$ 62	72	63
Number of retirees and surviving beneficiaries | retiree_and_beneficiary	13,600
Payments in respect of settlements					43
Gain (loss) on payments of settlements					$ 7
Percentage of total plan assets			98.00%
Exposure to equity markets			$ 2,108
Exposure to debt instruments			641
Exposure to property held			422
Cash held as collateral			$ 26	$ 27
Discount rates			4.30%	3.60%
Pactiv Retirement Plan | U.S. equities
Disclosure of net defined benefit liability (asset) [line items]
Exposure to equity markets			$ 1,989
Pactiv Retirement Plan | Non-U.S. equities
Disclosure of net defined benefit liability (asset) [line items]
Exposure to equity markets			119
Pactiv Retirement Plan | General and administration expenses
Disclosure of net defined benefit liability (asset) [line items]
Plan net expense	$ 5
Pactiv Retirement Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities	$ 308		4,234	$ 4,646
Pactiv Retirement Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			(3,439)	(3,882)
UCI Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities						$ 65
Number of defined benefit pension plans | plan							3
Payments in respect of settlements		$ 60
Gain (loss) on payments of settlements				12
UCI Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities						278
UCI Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities						$ (213)
Other plans
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			59	76
Expected contributions in the next 12 months			6
Other plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			129	184
Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension (assets) and liabilities			$ (70)	$ (108)